Shareholders' Equity - Weibo Option Activities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Aggregate Intrinsic Value
Fair value per ordinary share of Weibo (in dollars per share)	$ 100.31	$ 60.79
Stock Options
Stock options activity
Outstanding at the beginning of the year (in shares)	234,000	923,000	1,022,000
Exercised (in shares)	(26,000)	(674,000)	(50,000)
Cancelled/expired/forfeited (in shares)	(18,000)	(15,000)	(196,000)
Outstanding at the end of the year (in shares)	190,000	234,000	923,000	1,022,000
Vested and expected to vest at the end of the year (in shares)	190,000	229,000
Exercisable at the end of the year (in shares)	117,000	72,000
Weighted Average Exercise Price
Outstanding at the beginning of the year (in dollars per share)	$ 38.41	$ 44.83	$ 46.68
Exercised (in dollars per share)	35.69	47.26	29.12
Cancelled/expired/forfeited (in dollars per share)	37.61	35.69	51.65
Outstanding at the end of the year (in dollars per share)	38.86	38.41	$ 44.83	$ 46.68
Vested and expected to vest at the end of the year (in dollars per share)	38.86	38.43
Exercisable at the end of the year (in dollars per share)	$ 39.74	$ 40.76
Weighted Average Remaining Contractual Life (In years)
Outstanding at end of the year	2 years 6 months 22 days	3 years 7 months 17 days	3 years 4 months 13 days	3 years 10 months 24 days
Vested and expected to vest at the end of the year	2 years 6 months 22 days	3 years 7 months 13 days
Exercisable at the end of the year	2 years 3 months 22 days	3 years 11 days
Aggregate Intrinsic Value
Outstanding at the end of the year	$ 11,693,000	$ 5,226,000	$ 5,208,000	$ 809,000
Vested and expected to vest at the end of the year	11,693,000	5,119,000
Exercisable at the end of the year	7,063,000	1,437,000
Granted (in shares)			147,000
Total intrinsic value of options exercised	1,600,000	22,000,000	$ 600,000
Cash received from the exercises of stock option	900,000	31,900,000	$ 1,500,000
Unrecognized compensation cost	$ 1,200,000	$ 2,600,000
Weibo
Aggregate Intrinsic Value
Fair value per ordinary share of Weibo (in dollars per share)	$ 103.46	$ 40.6
Weibo | Stock Options
Stock options activity
Outstanding at the beginning of the year (in shares)	2,587,000	6,303,000	14,330,000
Exercised (in shares)	(2,122,000)	(3,625,000)	(7,309,000)
Cancelled/expired/forfeited (in shares)	(28,000)	(91,000)	(718,000)
Outstanding at the end of the year (in shares)	437,000	2,587,000	6,303,000	14,330,000
Vested and expected to vest at the end of the year (in shares)	437,000	2,572,000
Exercisable at the end of the year (in shares)	437,000	2,433,000
Weighted Average Exercise Price
Outstanding at the beginning of the year (in dollars per share)	$ 1.41	$ 1.26	$ 1.28
Exercised (in dollars per share)	1.04	1.10	1.11
Cancelled/expired/forfeited (in dollars per share)	0.68	3.37	3.22
Outstanding at the end of the year (in dollars per share)	3.24	1.41	$ 1.26	$ 1.28
Vested and expected to vest at the end of the year (in dollars per share)	3.24	1.40
Exercisable at the end of the year (in dollars per share)	$ 3.24	$ 1.28
Weighted Average Remaining Contractual Life (In years)
Outstanding at end of the year	2 years	1 year 7 months 6 days	2 years 4 months 24 days	3 years 2 months 12 days
Vested and expected to vest at the end of the year	2 years	1 year 7 months 6 days
Exercisable at the end of the year	2 years	1 year 4 months 24 days
Aggregate Intrinsic Value
Outstanding at the end of the year	$ 43,800,000	$ 101,403,000	$ 114,975,000	$ 185,684,000
Vested and expected to vest at the end of the year	43,800,000	100,819,000
Exercisable at the end of the year	$ 43,800,000	$ 95,678,000
Granted (in shares)	0	0	0
Total intrinsic value of options exercised	$ 135,200,000	$ 129,300,000	$ 106,200,000
Cash received from the exercises of stock option	2,300,000	4,200,000	$ 7,800,000
Unrecognized compensation cost	$ 0	$ 1,100,000